Remuneration of auditors	12 Months Ended
Jun. 30, 2021
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Remuneration of auditors
Note 24. Remuneration of auditors
During the financial year the following fees were paid or payable for services provided by Grant Thornton Audit Pty Ltd, the auditor of the consolidated entity:

	Consolidated
	2021 A$’000	2020 A$’000	2019 A$’000
Audit services - Grant Thornton Audit Pty Ltd
Audit or review of the financial statements	151	124	120

	151	124	120